Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Operating activities
Net income	$ 11,287
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of debt issuance costs	462
Amortization of debt discounts	243
Expenses related to early repayment of debt	5,105
Depreciation	1,513
Provision for bad debts	270
(Gain) loss on sale of property and equipment	69
Stock-based compensation expense	4,312
Changes in assets and liabilities:
Restricted cash	2,883
Notes and accounts receivable	3,021
Real estate inventories	(94,772)
Other assets	4,496
Income tax receivable	16,750
Accounts payable and other liabilities	1,362
Customer deposits	7,316
Net cash provided by (used in) operating activities	(35,683)
Investing activities
Proceeds from distribution of capital from unconsolidated joint ventures	577
Additions to property and equipment	(1,525)
Net cash provided by investing activities	(948)
Financing activities
Proceeds from the issuance of common stock, net	90,257
Proceeds from the issuance of senior notes	200,000
Repayment on senior secured term notes	(126,250)
Payments of debt issuance costs	(5,597)
Payments on community development district obligations	(338)
Payment of preferred stock dividend	(700)
Net cash provided by (used in) financing activities	157,372
Net increase (decrease) in cash and cash equivalents	120,741
Cash and cash equivalents at beginning of period	81,094
Cash and cash equivalents at end of period	$ 201,835